Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of summarize the amortized cost and fair value of the Company's cash equivalents
The following tables summarize the amortized cost and fair value of the Company’s cash equivalents by major category for the periods presented (in thousands):

	December 31, 2024
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$9,439	$—	$—	$9,439

Total cash equivalents	$9,439	$—	$—	$9,439

	December 31, 2023
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$7,042	$—	$—	$7,042
U.S. treasury securities	5,055	—	—	5,055

Total cash equivalents	$12,097	$—	$—	$12,097